Subsidiary Notes Payable - Loans, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Notes Payable - Loans [Line Items]
Current financial liabilities	$ 3,916	$ 26,455
Loans
Subsidiary Notes Payable - Loans [Line Items]
Current financial liabilities	$ 1,330	1,330
Loans | Follica
Subsidiary Notes Payable - Loans [Line Items]
Borrowings, interest rate	12.00%
Loans | Follica | Lighthouse Capital Partners VI, L.P
Subsidiary Notes Payable - Loans [Line Items]
Current financial liabilities	$ 1,300	1,300
Other current financial liabilities	$ 600	$ 500